Equity Incentive Plan - Non-vested shares (Table) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Number of non-vested shares
Number of non vested shares
Balance | shares	192,001
Granted | shares	0
Vested | shares	0
Balance | shares	192,001
Weighted average grant date fair value per non-vested shares
Weighted average grant date fair value per non vested shares
Balance | $ / shares	$ 4.02
Granted | $ / shares	0
Vested | $ / shares	0
Balance | $ / shares	$ 4.02